SCHEDULE OF PROVISION FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Balance at beginning of the year	$ 43,521	$ 93,218	$ 97,526
Additions (reversal)	12,095	445,389	(4,118)
Reduction due to sale of accounts receivable		(496,075)
Foreign exchange effect	2,800	989	(190)
Balance at the end of the year	$ 58,416	$ 43,521	$ 93,218